Business Combinations (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Purchase Price Consideration
The following table summarizes the purchase price consideration and allocation of purchase price:

Total Acquisition Date Fair Value
Purchase price consideration:
Cash and cash equivalents	$3,056
Common stock	2,482
Liabilities assumed:
Future milestone payments	740
Credit memos for expiring channel inventory	1,995
Total consideration	$8,273

Asset acquired:
Zuplenz rights	$8,101
Goodwill	172
Fair value of assets acquired	$8,273